Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 10 — Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were issued and determined that there were no subsequent events that would require adjustment or disclosure except for the following.

On February 2, 2022, the Company, CHW Merger Sub Inc., a Delaware corporation and wholly owned direct subsidiary of the Company and Wag Labs, Inc., a Delaware corporation, entered into a Business Combination  Agreement.

The Business Combination will be effected in two steps: (i) on the Domestication Closing Date, CHW will domesticate as a Delaware corporation; and (ii) on the Acquisition Closing Date, Merger Sub will merge with and into Wag, with Wag surviving the merger as a wholly owned subsidiary of New Wag.

Concurrently with the Domestication, CHW will adopt and file a certificate of incorporation with the Secretary of State of the State of Delaware, pursuant to which CHW will change its name to Wag! Group Co. and adopt bylaws. At least one business day, but no more than two business days, after the Domestication, and no later than three business days following the satisfaction or waiver of the conditions set forth in the Business Combination Agreement (other than those conditions that by their nature are to be satisfied at the Acquisition Closing, but subject to the satisfaction or waiver of those conditions at such time), the Acquisition Merger will be consummated by the filing of a certificate of merger with the Secretary of State of the State of Delaware.

In connection with entering into the Business Combination Agreement, on February 2, 2022, CHW entered into Subscription Agreements (the “Subscription Agreements”) with qualified institutional buyers (the “PIPE and Backstop Investors”), pursuant to which, among other things, the PIPE and Backstop Investors agreed to purchase an aggregate of 500,000 shares of common stock of CHW following the Domestication and immediately prior to the Acquisition Merger at a cash purchase price of $10.00 per share, resulting in aggregate proceeds of $5,000,000 million; provided, however, if the PIPE and Backstop Investors acquire shares of common stock of CHW in the open market between the date of the Subscription Agreements and the close of business on the third trading day prior to the special meeting of CHW’s shareholders called in connection with the Business Combination, then the required purchase amount shall be reduced on a share-for-share basis by the number of shares of common stock of CHW so acquired in the open market (the “PIPE and Backstop Investment”).

In connection with the execution of the Business Combination Agreement, on February 2, 2022, the Sponsor, Mark Grundman and Jonah Raskas (collectively, the “CHW Founder Shareholders”) entered into that certain letter agreement (the “CHW Founders Stock Letter”) with CHW and Wag!, pursuant to which, among other things, CHW, Wag!, and the CHW Founder Shareholders agreed, with respect to 360,750 Founder Shares (as defined below) (the “Forfeiture Shares”), during the period commencing on the date of the Business Combination Agreement and ending on the earlier of (A) the date that is three years after the Acquisition Closing, (B) the date on which the Forfeiture Shares are no longer subject to forfeiture, (C) subsequent to the Acquisition Closing, the consummation of a liquidation, merger, share exchange or other similar transaction that results in all of the New Wag! stockholders having the right to exchange their shares for cash, securities or other property, and (D) the valid termination of the Business Combination Agreement, the Sponsor will not to (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase, or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the rules and regulations of the SEC promulgated thereunder with respect to, any Forfeiture Shares, (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Forfeiture Shares, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise or (iii) publicly announce any intention to effect any transaction specified in clauses (i) or (ii), subject to certain exceptions.

Wag! has delivered to CHW the Stockholder Support Agreement, dated February 2, 2022 (the “Stockholder Support Agreement”), pursuant to which, among other things, the Key Wag! Stockholders, whose ownership interests collectively represent the outstanding Wag! common stock and Wag! preferred stock (voting on an as-converted basis) sufficient to approve the Business Combination on behalf of Wag!, will agree to support the approval and adoption of the transactions contemplated by the Business Combination Agreement, including agreeing to execute and deliver the requisite consent of Wag!’s stockholders holding shares of Wag! common stock and Wag! preferred stock sufficient under the Delaware General Corporation Law and Wag!’s certificate of incorporation and bylaws to approve the Business Combination Agreement and the Business Combination, in the form of a written consent executed by the Key Wag! Stockholders, within 48 hours of the Registration Statement on Form S-4 filed with the SEC in connection with the Business Combination becoming effective. The Stockholder Support Agreement will terminate upon the earliest to occur of (a) the Acquisition Merger Effective Time, (b) the date of the termination of the Business Combination Agreement, and (c) the effective date of a written agreement of CHW, Wag!, and the Wag! stockholders party thereto terminating the Stockholder Support Agreement (the

“Expiration Time”). The Key Wag! Stockholders also agreed, until the Expiration Time, to certain transfer restrictions (excluding the Conversion).

In connection with entering into the Business Combination Agreement, on February 2, 2022, CHW entered into a definitive commitment letter (the “Commitment Letter”) with Blue Torch Capital LP (together with its affiliated funds and any other parties providing a commitment thereunder, including any additional lenders, agents, arrangers or other parties joined thereto after the date thereof, collectively, the “Debt Financing Sources”), pursuant to which, among other things, the Debt Financing Sources agreed to fund a $30 million senior secured term loan credit facility (the “Credit Facility”). The closing and funding of the Credit Facility will occur in connection with the closing of the transactions contemplated by the Business Combination Agreement, subject to the satisfaction or waiver of the conditions to funding set forth in the Commitment Letter. Upon closing, Wag! will be the primary borrower under the Credit Facility, New Wag! will be a parent guarantor and substantially all of Wag!’s existing and future subsidiaries will be subsidiary guarantors (subject to certain customary exceptions). The Credit Facility will be secured by a first priority security interest in substantially all assets of Wag! and the guarantors (subject to certain customary exceptions).